ACQUISITION OF BUSINESSES - Business Services (Details) - Business services - Imagine Communications Group Limited and tuck-in acquisitions $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 25
Percentage of voting equity interests acquired	50.00%